LONG-TERM INCENTIVE PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Phantom and Restricted Unit Awards

A rollforward of phantom unit and restricted unit awards as of March 31, 2020 is as follows:

	Number of Phantom Unit and Restricted Unit Awards	Weighted Average Grant Date Fair Value
Total non-vested at December 31, 2019	559,218	$3.67
Units issued	18,518	1.08
Units vested	(46,875)	3.88
Units forfeited	—	—

Total non-vested at March 31, 2020	530,861	$3.56

A rollforward of phantom unit and restricted unit awards as of December 31, 2019 is as follows:

	Number of Phantom Unit and Restricted Unit Awards	Weighted Average Grant Date Fair Value
Total non-vested at December 31, 2018	1,029,638	$7.49
Units issued	1,381,572	2.86
Units vested	(1,819,131)	5.16
Units forfeited	(32,861)	6.68

Total non-vested at December 31, 2019	559,218	$3.67

Stock Options Activity

A rollforward of stock options as of March 31, 2020 is as follows:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Total outstanding at December 31, 2019	5,500,000	$0.34	$1.20
Options granted	—	—	—
Options exercisable	—	—	—
Options exercised	—	—	—
Options forfeited	(225,000)	0.34	1.20
Options expired	—	—	—

Total outstanding at March 31, 2020	5,275,000	$0.34	$1.20

A rollforward of stock options as of December 31, 2019 is as follows:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Total outstanding at December 31, 2018	—	$—	$—
Options granted	5,500,000	0.34	1.20
Options exercisable	—	—	—
Options exercised	—	—	—
Options forfeited	—	—	—
Options expired	—	—	—

Total outstanding at December 31, 2019	5,500,000	$0.34	$1.20

Assumptions in Fair Value of Stock Options Granted

Assumptions used in calculating the fair value of the stock options granted are summarized below:

2019 Options Granted
Valuation assumptions:
Expected dividend yield	None
Expected volatility	23.41%
Expected term (years)	6.0
Risk-free interest rate	1.78%
Weighted average:
Exercise price per stock option	$1.20
Market price per share	$1.23
Weighted average fair value per stock option	$0.34

Assumptions used in calculating the fair value of the stock options granted during the year are summarized below:

2019
Valuation assumptions:
Expected dividend yield	None
Expected volatility	23.41%
Expected term (years)	6.0
Risk-free interest rate	1.78%
Weighted average:
Exercise price per stock option	$1.20
Market price per share	$1.23
Weighted average fair value per stock option	$0.34